Note 12 - Government Grants and Susidies (Details Textual) - CAD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Statement Line Items [Line Items]
Government grants	$ 55,000		$ 55,000
Government grants receivable	$ 55,000	$ 55,000
Print-based English language learning segment [member]
Statement Line Items [Line Items]
Minimum threshold for the revenue of a period of three years for a grant liability to occur	15.00%